PROPERTY, PLANT AND EQUIPMENT - Schedule of letters of credit related assets (Details) $ in Thousands	Dec. 31, 2023 USD ($) letterOfCredit
Disclosure of detailed information about property, plant and equipment [line items]
Value	$ 35,216
GE Capital Aviation Services Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Value	$ 5,544
Number of letters of credit | letterOfCredit	3
Merlin Aviation Leasing (Ireland) 18 Limited RB Comercial Properties 49
Disclosure of detailed information about property, plant and equipment [line items]
Value	$ 3,852
Number of letters of credit | letterOfCredit	2
Empreendimentos Imobiliarios LTDA
Disclosure of detailed information about property, plant and equipment [line items]
Value	$ 25,820
Number of letters of credit | letterOfCredit	1